Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 06, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.98%	(1.08%)	0.45%
Performance Inception Date		Apr. 28, 1987
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.65%	(2.81%)	(0.96%)
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.72%	(1.56%)	(0.27%)
Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.54%	(0.96%)	0.29%
Performance Inception Date		Aug. 04, 1997
Class R
Prospectus [Line Items]
Average Annual Return, Percent			7.07%	(0.48%)	0.61%
Performance Inception Date		Jun. 03, 2002
Class Y
Prospectus [Line Items]
Average Annual Return, Percent			7.76%	0.05%	1.13%
Performance Inception Date		Oct. 03, 2008
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			7.41%	(0.13%)	0.93%
Performance Inception Date		Sep. 30, 2003
CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			7.69%	0.13%	1.23%
Performance Inception Date		Apr. 29, 2005
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.93%	0.22%	1.18% [1]
Performance Inception Date		Apr. 04, 2017
Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		1.46%	(0.59%)	1.00%
Bloomberg U.S. Aggregate Intermediate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		2.47%	0.33%	1.45%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[2]	Effective February 6, 2026, the Fund changed its style-specific benchmark from the Bloomberg U.S. Aggregate Intermediate Index to the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index. The Fund believes the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index is a more appropriate comparison for evaluating the Fund’s performance.